EATON VANCE MUNICIPALS TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Fax: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) certifies (a) that the forms of prospectuses and statements of additional information of the Fund’s listed below dated June 1, 2020 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 60 (“Amendment No. 60”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 60 was filed electronically with the Commission (Accession No. 0000940394-20-000976) on May 29, 2020:

Eaton Vance High Yield Municipal Income Fund

Parametric TABS Intermediate-Term Municipal Bond Fund

(formerly Eaton Vance TABS Intermediate-Term Municipal Bond Fund)

Parametric TABS Short-Term Municipal Bond Fund

(formerly Eaton Vance TABS Short-Term Municipal Bond Fund)

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

(formerly Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund)

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

(formerly Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund)

Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund

(formerly Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund)

EATON VANCE MUNICIPALS TRUST II

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: June 2, 2020